Share-based Payments - Schedule of Non-Cash Share-based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	$ 50,418	$ 58,622	$ 33,402
Free Shares 2014 and Before [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	1	102	407
Free Shares 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	2,618	7,160	4,739
Stock Options 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	12,588	29,985	25,205
BSA 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	1,571	3,436	2,261
Stock Options Calyxt 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	164	321	$ 790
Stock Options 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	23,704	15,616
BSA 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	1,459	1,224
Stock Options Calyxt 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	611	$ 777
Stock options 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	546
BSA 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	481
Stock Options Calyxt 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	1,977
RSU Calyxt [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash share-based compensation expense	$ 4,697